NET LOSS PER SHARE - Potentially Dilute Basic Net Loss per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	22,069,770	25,198,592	21,251,155
Restricted ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	8,014,677	7,136,595	9,854,893
Redeemable Convertible Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share		147,100,329	108,421,528
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share		12,461,061	6,773,946